Summary of Significant Accounting Policies (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Summary of Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash within the consolidated balance sheet that sum to the total of the same on the consolidated statement of cash flows:

	September 30,	December 31,
	2020	2019

Cash and cash equivalents	$38,864	$7,624
Restricted cash	1,275	—

Total cash, cash equivalents and restricted cash	$40,139	$7,624

Summary of Calculation of Basic and Diluted Net Loss Per Share

The following table presents the calculation of basic and diluted net loss per share (in thousands, except per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019

Basic loss per share:
Net loss	$(274,117)	$(6,909)	$(404,064)	$(15,794)
Less: net (loss) income attributable to non-controlling interest	—	(128)	1,555	2,653
Less: Deemed dividend - beneficial conversion feature on preferred stock	—	(6)	—	(6)
Add: deemed dividend on Series D Preferred Stock	—	(379)	—	(379)
Net loss attributable to common stockholders	$(274,117)	$(7,166)	$(402,509)	$(16,179)

Shares used in computation:
Weighted-average common shares outstanding	44,199,709	24,363,124	36,577,183	20,165,089

Basic and diluted loss per share	$(6.20)	$(0.29)	$(11.00)	$(0.80)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following common share equivalents are excluded from the calculation of weighted average common shares outstanding because their inclusion would have been anti-dilutive:

	September 30,	September 30,
	2020	2019
Common stock purchase warrants	9,538,533	200,007
Series AA convertible preferred shares	64,648,724	-
Series D convertible preferred shares	-	455,233
Stock options	17,952,213	16,667
Convertible notes variable settlement feature	-	609,491
Total	92,139,470	1,281,398

Fubo TV Pre-Merger [Member]
Summary of Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash within the consolidated balance sheet that sum to the total of the same on the consolidated statement of cash flows:

	March 31,	December 31,
	2020	2019

Cash and cash equivalents	$8,040	$14,305
Restricted cash	1,333	1,334
Total cash, cash equivalents and restricted cash	$9,373	$15,639

The following table provides a reconciliation cash, cash equivalents and restricted cash within the consolidated balance sheet that sum to the total of the same on the consolidated statement of cash flows

	December 31,
	2019	2018
Cash and cash equivalents	$14,305	$14,578
Restricted cash	1,334	1,333
Total cash, cash equivalents and restricted cash	$15,639	$15,911